INTANGIBLE ASSETS, NET - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	£ 2,000,000	£ 2,005,480